Commitments	12 Months Ended
Jun. 30, 2024
Commitments [Abstract]
Commitments
Note 26. Commitments
As at 30 June 2024, the Group had commitments of $194,641,000 (30 June 2023: $7,481,000) which are payable within the year ended 30 June 2025. These commitments include committed capital expenditure on infrastructure related to site development.
The committed amounts are payable as set out below:

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Mining hardware commitments
Amounts payable within 12 months of balance date:	116,982	-
Amounts payable after 12 months of balance date:	-	-

Other commitments
Amounts payable within 12 months of balance date:	77,659	7,481
Amounts payable after 12 months of balance date:	-	-

Total commitments	194,641	7,481